Net debt	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net debt
29. Net debt

	Listing exchange	2020 £m	2019 £m
Current assets:
Liquid investments		78	79
Cash and cash equivalents		6,292	4,707
Cash and cash equivalents reported in Assets held for sale		—	507

		6,370	5,293

Short-term borrowings:
Commercial paper		(17)	(3,586)
Bank loans, overdrafts and other		(1,128)	(434)
Drawn bank facility		—	(1,000)
EURIBOR +0.20% € Euro Medium Term Note 2020	London Stock Exchange	—	(638)
0.000% € Euro Medium Term Note 2020	London Stock Exchange	—	(1,020)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(549)	—
EURIBOR +60% € Euro Medium Term Note 2021	London Stock Exchange	(1,351)	—
0.000% € Euro Medium Term Note 2021	London Stock Exchange	(450)	—
Lease liabilities		(230)	(240)

		(3,725)	(6,918)

Long-term borrowings:
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	—	(944)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	—	(567)
EURIBOR +0.60% € Euro Medium Term Note 2021	London Stock Exchange	—	(1,281)
0.000% € Euro Medium Term Note 2021	London Stock Exchange	—	(426)
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,463)	(1,509)
2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,097)	(1,132)
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(913)	(941)
0.125% € Euro Medium Term Note 2023	London Stock Exchange	(673)	—
Exchangeable US$ US Medium Term Note 2023	New York Stock Exchange	(199)	—
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(912)	(941)
0.000% € Euro Medium Term Note 2023	London Stock Exchange	(450)	(425)
0.534% US$ US Medium Term Note 2023	New York Stock Exchange	(913)	—
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(728)	(751)
1.375% € Euro Medium Term Note 2024	London Stock Exchange	(894)	(844)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	(670)	(633)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(728)	(751)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(628)	(593)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(896)	(846)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(595)	(594)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(742)	—
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,278)	(1,319)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(723)	(746)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(447)	(422)
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(672)	(635)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(983)	(983)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(363)	(375)
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(743)	—
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(1,996)	(2,061)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(695)	(694)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(987)	(987)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(359)	(371)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(789)	(789)
Other long-term borrowings		(2)	(20)
Lease liabilities		(887)	(1,010)

		(23,425)	(23,590)

Net debt		(20,780)	(25,215)

Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2020, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2020 was approximately 1.1% (2019 – approximately 1.1%). Liquid investment balances at 31 December 2020 earning interest at floating rates amount to £78 million (2019 – £1 million). Liquid investment balances at 31 December 2020 earning interest at fixed rates amount to £nil (2019 – £78 million).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2020 was approximately 0.3% (2019 – approximately 1.6%). Cash and cash equivalents at 31 December 2020 earning interest at floating and fixed rates amounted to £6,1
00
 million and £9 million respectively (2019 – £5,039 million and £10 million) and non-interest
bearing holdings amounted to £183 million (2019 – £164 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 43, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£7.3 billion) US commercial paper programme, of which $25 million (£17 million) was in issue at 31 December 2020 (2019 – $4.8 billion (£3.6 billion)). GSK has a £5 billion Euro commercial paper programme newly established in 2020, of which £nil was in issue at 31 December 2020. GSK has a £1.9 billion three-year committed facility and $2.5 billion (£1.8 billion) under a 364 day committed facility. The three year committed facility was agreed in September 2019 and was extended by one year to 2023 in September 2020. The
364-day
committed facility was agreed in September 2020. These facilities were undrawn at 31 December 2020.
The weighted average interest rate on commercial paper borrowings at 31 December 2020 was 2.4% (2019 – 1.8%). The weighted average interest rate on current bank loans and overdrafts at 31 December 2020 was 5.8% (2019 – 4.6%). The average effective pre-swap
interest rate of notes classified as short-term at 31 December 2020 was 0.0% (2019 – 0.0%). The 0.0% rate reflects the upcoming maturities of a LIBOR +0.35% coupon note in May 2021, and both a zero coupon and a EURIBOR +0.60% note in September 2021.
Long-term borrowings
At the
year-end,
GSK had long-term borrowings of £23.4 billion (2019 – £23.6 billion), of which £12.9 billion (2019 – £13.3 billion) fell due in more than five years. The average effective pre-swap
interest rate of all notes in issue at 31 December 2020 was approximately 3.6% (2019 – approximately 3.8%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.0% and 6.8%, with repayment dates ranging from 2026 to 2045.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $50 million (£37 million), (2019– $50 million (£38 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 31, ‘Other provisions’.
Lease liabilities
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2020 £m	2019 £m
Rental payments due within one year	230	240
Rental payments due between one and two years	207	227
Rental payments due between two and three years	126	119
Rental payments due between three and four years	96	105
Rental payments due between four and five years	86	93
Rental payments due after five years	372	466

Total lease liabilities	1,117	1,250